SHARE-BASED PAYMENTS - (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended
		Aug. 28, 2015	Mar. 31, 2015	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Share based compensation				$ 12,155
Granted (in shares)	[1]			2,263,092
Exercise price (in dollars per share)				$ 11.21
Weighted average grant-date fair value per share of options granted				$ 6.13
Recognition period for cost related to options				3 years 2 months 23 days
Employees [Member] | Stock Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares in ADS			11,090,460
Exercise price peer Ads			$ 6.0
Service Vesting condition for awards			4 years
Share based awards expiration period			10 years
Percent of options vest to certain performance conditions			50.00%
Employees [Member] | Class A ordinary shares [Member] | Stock Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			2,218,092
Exercise price (in dollars per share)			$ 30.0
Two employees [Member] | Stock Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares in ADS		225,000
Exercise price peer Ads		$ 5.8
Service Vesting condition for awards		4 years
Share based awards expiration period		10 years
Two employees [Member] | Class A ordinary shares [Member] | Stock Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		45,000
Exercise price (in dollars per share)		$ 29.0

[1]	Included both class A and class B ordinary shares.